Parent Company Financial Information (Statements Of Income) (Details) (USD $)	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest on loans	$ 8,702,142		$ 8,573,052											$ 25,287,273	$ 20,510,217	$ 28,432,701	$ 16,599,612	$ 15,304,608
Total interest revenue	9,800,573	9,062,000	9,737,104	8,874,000	4,648,000	4,786,000	4,759,000	4,574,000	4,390,000	4,374,000	4,392,000	4,227,000	4,102,000	28,666,557	23,258,938	32,320,513	18,508,831	17,095,856
Non-interest revenue	840,102		1,015,801											2,874,701	1,858,012	2,741,277	1,352,002	1,819,767
Non-interest expense	6,081,758		6,153,166											18,017,100	15,245,782	20,884,343	11,409,505	9,256,881
Income before income taxes	2,920,121		2,407,210											8,495,177	5,015,242	7,158,276	2,426,565	3,178,888
Income tax expense (benefit)	912,490		737,405											2,739,254	1,729,005	1,926,624	996,750	1,055,522
Net income attributable to Old Line Bancshares, Inc.																5,379,971	1,502,664	2,036,150
Parent Company [Member]
Dividend from Old Line Bank																821,496	465,844	653,067
Interest on money market and certificates of deposit																4,794	797	612
Interest on loans																5,787	20,867	37,019
Total interest revenue																832,077	487,508	690,698
Non-interest revenue																(247,198)	(121,416)	145,359
Non-interest expense																460,034	491,938	129,134
Income before income taxes																124,845	(125,846)	706,923
Income tax expense (benefit)																(175,662)	(98,394)	21,243
Income before undistributed net income of Old Line Bank																300,507	(27,452)	685,680
Undistributed net income of Old Line Bank																5,079,464	1,530,116	1,350,470
Net income attributable to Old Line Bancshares, Inc.																$ 5,379,971	$ 1,502,664	$ 2,036,150